Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 17 — COMMITMENTS AND CONTINGENCIES

Future Financing Leases

Kyle’s has entered into three financing lease agreements for expansion equipment. The equipment has been installed and expected to be in service in the second quarter of 2022. These agreements have terms of six years beginning at the time of installation, no payment have been made on the lease agreement as of December 31, 2021 and the expected future minimum lease payments under the leases are $630,816.

Office Lease

An office space has been leased on a month-by-month basis.